UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  028-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $445,681,783

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             	    SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     VALUE     PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCELR8 TECHNOLOGY CORP        COM NEW          004304200 15112109  2150300 SH       SOLE                  2150300        0        0
ACCURAY INC                    COM              004397105 18572572  2888425 SH       SOLE                  2888425        0        0
ACHILLION PHARMACEUTICALS IN   COM              00448Q201  7139641   891341 SH       SOLE                   891341        0        0
ACORDA THERAPEUTICS INC        COM              00484M106 49632194  1996468 SH       SOLE                  1996468        0        0
AGENUS INC                                      00847G101  4405150  1074426 SH       SOLE                  1074426        0        0
BIOGEN IDEC INC                COM              09062X103  1802985    12318 SH       SOLE                    12318        0        0
GENTIVA HEALTH SERVICES INC    COM              37247A102 12833156  1276931 SH       SOLE                  1276931        0        0
GTX INC DEL                    COM              40052B108 16884012  4020003 SH       SOLE                  4020003        0        0
HANSEN MEDICAL INC             COM              411307101 16598709  7980149 SH       SOLE                  7980149        0        0
HEALTH NET INC                 COM              42222G108  1822500    75000 SH       SOLE                    75000        0        0
IRONWOOD PHARMACEUTICALS INC   COM CL A         46333X108  8402850   758380 SH       SOLE                   758380        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   280000   200000 SH       SOLE                   200000        0        0
MAKO SURGICAL CORP             COM              560879108 13519125  1052072 SH       SOLE                  1052072        0        0
MAP PHARMACEUTICALS INC        COM              56509R108 17079111  1091317 SH       SOLE                  1091317        0        0
METABOLIX INC                  COM              591018809  2454026  1658126 SH       SOLE                  1658126        0        0
NXSTAGE MEDICAL INC            COM              67072V103  5799903   515547 SH       SOLE                   515547        0        0
OPKO HEALTH INC                COM              68375N103 24325575  5057292 SH       SOLE                  5057292        0        0
QUIDEL CORP                    COM              74838J101 61266669  3281557 SH       SOLE                  3281557        0        0
TENET HEALTHCARE CORP                           88033G100 90369952  2783183 SH       SOLE                  2783183        0        0
TESARO INC                     COM              881569107 11132963   656812 SH       SOLE                   656812        0        0
THORATEC CORP                  COM NEW          885175307 55805334  1487349 SH       SOLE                  1487349        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  8105483  3586497 SH       SOLE                  3586497        0        0
VIVUS INC                      COM              928551100  2337764   174200 SH       SOLE                   174200        0        0